Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended	12 Months Ended	60 Months Ended	94 Months Ended	117 Months Ended	120 Months Ended
	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2024	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2016	Aug. 01, 2016	Nov. 30, 2015	Nov. 30, 2014	Sep. 15, 2014	Nov. 30, 2013
LIQUID ASSETS PORTFOLIO (NILAP)
Account Value [Line Items]
Line Graph and Table Measure Name	LIQUID ASSETS PORTFOLIO
Account Value	$ 11,644	$ 11,644	$ 11,644	$ 11,644	$ 11,644	$ 11,644	$ 11,334	$ 10,787	$ 10,647	$ 10,643	$ 10,575	$ 10,339	$ 10,159	$ 10,073		$ 10,027	$ 10,008		$ 10,000
Average Annual Return, Percent		5.49%	2.16%			1.53%
U.S. GOVERNMENT PORTFOLIO (SHARES/BNGXX)
Account Value [Line Items]
Line Graph and Table Measure Name	U.S. GOVERNMENT PORTFOLIO (SHARES/BNGXX)
Account Value	$ 5,697,500	$ 5,697,500	$ 5,697,500	5,697,500	5,697,500	$ 5,697,500	5,553,000	5,300,000	5,248,500	5,247,500	5,222,000	5,115,000	5,037,000	5,006,500		5,001,000	5,000,500		5,000,000
Average Annual Return, Percent		5.24%	1.96%			1.31%
U.S. GOVERNMENT SELECT PORTFOLIO (SERVICE SHARES/BSCXX)
Account Value [Line Items]
Line Graph and Table Measure Name	U.S. GOVERNMENT SELECT PORTFOLIO (SERVICE SHARES/BSCXX)
Account Value	$ 11,438	$ 11,438	$ 11,438	11,438	11,438	$ 11,438	11,144	10,630	10,525	10,522	10,467	10,249	10,089	10,022		10,002	10,001		10,000
Average Annual Return, Percent		5.31%	1.99%			1.35%
U.S. GOVERNMENT SELECT PORTFOLIO (SHARES/BGSXX)
Account Value [Line Items]
Line Graph and Table Measure Name	U.S. GOVERNMENT SELECT PORTFOLIO (SHARES/BGSXX)
Account Value	$ 5,719,000	$ 5,719,000	$ 5,719,000	5,719,000	5,719,000	$ 5,719,000	5,572,000	5,315,500	5,262,500	5,261,000	5,233,500	5,124,500	5,044,500	5,011,000		5,001,000	5,000,500		5,000,000
Average Annual Return, Percent		5.31%	1.99%			1.35%
TREASURY PORTFOLIO (PREMIER SHARES/NTPXX)
Account Value [Line Items]
Line Graph and Table Measure Name	TREASURY PORTFOLIO (PREMIER SHARES/NTPXX)
Account Value	$ 11,410	$ 11,410	$ 11,410	$ 11,410	11,410	$ 11,410	11,119	10,610	10,502	10,501	10,449	10,232	10,072	10,007	$ 10,000
Average Annual Return, Percent		5.28%	1.97%	1.70%
TREASURY PORTFOLIO (SHARES/NITXX)
Account Value [Line Items]
Line Graph and Table Measure Name	TREASURY PORTFOLIO (SHARES/NITXX)
Account Value	$ 5,732,500	$ 5,732,500	$ 5,732,500	$ 5,732,500	5,732,500	$ 5,732,500	5,585,000	5,327,000	5,270,500	5,270,000	5,241,500	5,130,000	5,047,500	5,012,500		5,001,000	5,000,500		5,000,000
Average Annual Return, Percent		5.33%	2.01%			1.38%
U.S. GOVERNMENT SELECT PORTFOLIO (SIEBERT WILLIAMS SHANK SHARES/WCGXX)
Account Value [Line Items]
Line Graph and Table Measure Name	U.S. GOVERNMENT SELECT PORTFOLIO (SIEBERT WILLIAMS SHANK SHARES/WCGXX)
Account Value	$ 11,437	$ 11,437	$ 11,437	11,437	$ 11,437	$ 11,437	11,143	10,630	10,524	10,521	10,466	10,248	10,088	10,022		10,001	10,000	$ 10,000
Average Annual Return, Percent		5.31%	1.99%		1.39%
TREASURY PORTFOLIO (SIEBERT WILLIAMS SHANK SHARES/SWSXX)
Account Value [Line Items]
Line Graph and Table Measure Name	TREASURY PORTFOLIO (SIEBERT WILLIAMS SHANK SHARES/SWSXX)
Account Value	$ 11,465	$ 11,465	$ 11,465	$ 11,465	$ 11,465	$ 11,465	$ 11,170	$ 10,654	$ 10,541	$ 10,540	$ 10,483	$ 10,260	$ 10,095	$ 10,025		$ 10,002	$ 10,001		$ 10,000
Average Annual Return, Percent		5.33%	2.01%			1.38%